Note 14 - Restructuring Costs	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
14.	RESTRUCTURING COSTS

For the
three
months ended
September 30, 2020,
the Company incurred
$7.1
million in restructuring costs in relation to the evolution of its senior management team announced in
September 2020.
These include cost management costs, structural reorganization and employee-related costs. Approximately
$2.5
million of this remains unpaid as at
September 30, 2020.